INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 4,465
Cost at end of year	9,894	$ 4,465
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(267)	(189)
Amortization	(289)	(93)
Foreign currency translation	(20)	15
Cost at end of year	$ (576)	$ (267)